TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 87.9%	Shares	Value
Aerospace & Defense - 2.5%
Lockheed Martin Corp.	3,861	$2,108,299

Asset Management & Custody Banks - 6.6%
Blackstone, Inc.	17,534	2,941,328
Blue Owl Capital, Inc. - Class A	118,808	2,656,547
		5,597,875

Biotechnology - 6.4%
Amgen, Inc.	5,766	1,846,042
Gilead Sciences, Inc.	40,230	3,573,229
		5,419,271

Commodity Chemicals - 3.5%
LyondellBasell Industries NV - Class A	33,957	2,949,165

Communications Equipment - 3.9%
Cisco Systems, Inc.	60,764	3,328,044

Construction Machinery & Heavy Transportation Equipment - 3.4%
Cummins, Inc.	8,851	2,911,802

Diversified Banks - 2.0%
JPMorgan Chase & Co.	7,574	1,680,822

Diversified Financial Services - 1.9%
Apollo Global Management, Inc.	11,035	1,580,874

Electric Utilities - 3.1%
American Electric Power Co., Inc.	26,145	2,581,819

Household Products - 4.8%
Clorox Co.	10,556	1,673,654
Procter & Gamble Co.	14,188	2,343,574
		4,017,228

Integrated Oil & Gas - 6.1%
Chevron Corp.	23,731	3,531,647
Exxon Mobil Corp.	14,061	1,642,044
		5,173,691

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TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 87.9% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 4.1%
Verizon Communications, Inc.	82,241	$3,464,813

Investment Banking & Brokerage - 4.3%
Moelis & Co. - Class A	25,684	1,705,418
Morgan Stanley	16,652	1,935,795
		3,641,213

IT Consulting & Other Services - 4.3%
International Business Machines Corp.	17,642	3,646,954

Oil & Gas Storage & Transportation - 7.6%
Energy Transfer LP	203,392	3,351,900
Enterprise Products Partners LP	105,750	3,030,795
		6,382,695

Packaged Foods & Meats - 2.7%
General Mills, Inc.	33,580	2,284,112

Personal Care Products - 3.1%
Kenvue, Inc.	115,712	2,653,276

Pharmaceuticals - 5.1%
Johnson & Johnson	8,766	1,401,333
Merck & Co., Inc.	28,572	2,923,487
		4,324,820

Regional Banks - 3.4%
Truist Financial Corp.	66,180	2,849,049

Restaurants - 3.0%
McDonald's Corp.	3,568	1,042,248
Starbucks Corp.	15,055	1,470,874
		2,513,122

Semiconductors - 4.0%
Broadcom, Inc.	7,078	1,201,632
Texas Instruments, Inc.	10,547	2,142,729
		3,344,361

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TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 87.9% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 2.1%
PepsiCo, Inc.	10,448	$1,735,204
TOTAL COMMON STOCKS (Cost $64,163,583)		74,188,509

REAL ESTATE INVESTMENT TRUSTS - 7.1%
Lamar Advertising Co. - Class A	17,004	2,244,528
Simon Property Group, Inc.	22,072	3,732,817
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,664,104)		5,977,345

SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class X, 4.78% (a)	4,054,408	4,054,408
TOTAL SHORT-TERM INVESTMENTS (Cost $4,054,408)		4,054,408

TOTAL INVESTMENTS - 99.8% (Cost $72,882,095)		$84,220,262
Other Assets in Excess of Liabilities - 0.2%		158,308
TOTAL NET ASSETS - 100.0%		$84,378,570

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
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TBG DIVIDEND FOCUS ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

TBG Dividend Focus ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$74,188,509	$—	$—	$74,188,509
Real Estate Investment Trusts	5,977,345	—	—	5,977,345
Money Market Funds	4,054,408	—	—	4,054,408
Total Investments	$84,220,262	$—	$—	$84,220,262

Refer to the Schedule of Investments for additional information.

During the fiscal period ended October 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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